Loncar China BioPharma ETF

Schedule of Investments
November 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 100.0%
	Biotechnology - 59.0% (a)
253,500	3SBio, Inc. (b)	$216,890
8,659	Adagene, Inc. - ADR (b)	71,177
35,000	Akeso, Inc. (b)	222,683
76,000	Alphamab Oncology (b)	185,227
117,000	Antengene Corporation, Ltd. (b)	176,494
37,000	Ascentage Pharma Group International (b)	154,249
404,000	Ascletis Pharma, Inc. (b)	162,722
884	BeiGene, Ltd. - ADR (b)	307,216
66,500	Brii Biosciences, Ltd. (b)	381,726
6,400	CanSino Biologics, Inc. - H Shares (b)	140,711
57,000	CARsgen Therapeutics Holdings, Ltd. (b)	291,001
2,008,000	CK Life Sciences Int’l Holdings, Inc.	185,452
9,495	Connect Biopharma Holdings, Ltd. - ADR (b)	41,303
113,500	CStone Pharmaceuticals (b)	151,414
27,000	Everest Medicines, Ltd. (b)	122,604
88,500	Genor Biopharma Holdings, Ltd. (b)	96,494
40,000	Genscript Biotech Corporation (b)	210,368
14,410	Gracell Biotechnologies, Inc. - ADR (b)	111,533
133,000	HBM Holdings, Ltd. (b)	156,102
302,000	Hua Medicine (b)	158,441
5,158	Hutchmed China, Ltd. - ADR (b)	174,650
2,792	I-Mab - ADR (b)	168,804
99,000	Immunotech Biopharm, Ltd. (b)	192,772
69,000	InnoCare Pharma, Ltd. (b)	175,955
29,000	Innovent Biologics, Inc. (b)	257,977
86,100	Jacobio Pharmaceuticals Group Company, Ltd. (b)	176,930
86,500	JW Cayman Therapeutics Company, Ltd. (b)	140,249
26,000	Keymed Biosciences, Inc. (b)	157,751
22,000	Kintor Pharmaceutical, Ltd. (b)	159,020
4,919	Legend Biotech Corporation - ADR (b)	253,378
72,500	Ocumension Therapeutics (b)	155,121
16,500	Remegen Company, Ltd. - H Shares (b)	223,927
19,600	Shanghai Haohai Biological Technology Company, Ltd. - H Shares	127,845
51,100	Shanghai Henlius Biotech, Inc. - H Shares (b)	198,282
31,800	Shanghai Junshi Biosciences Company, Ltd. - H Shares (b)	188,250
341,500	Sino Biopharmaceutical, Ltd.	249,252
210,000	Viva Biotech Holdings	125,798
2,064	Zai Lab, Ltd. - ADR (b)	142,932
143,000	Zhaoke Ophthalmology, Ltd. (b)	117,396
		6,930,096
	Biotechnology Services - 11.7%
82,000	Austar Lifesciences, Ltd. (b)	165,981
15,700	Hangzhou Tigermed Consulting Company, Ltd. - H Shares	250,327
13,000	Joinn Laboratories China Company, Ltd. - H Shares	155,082
13,100	Pharmaron Beijing Company, Ltd. - H Shares	270,037
13,157	WuXi AppTec Company, Ltd. - H Shares	293,152
17,500	Wuxi Biologics Cayman, Inc. (b)	238,396
		1,372,975
	Diagnostics - 3.8%
9,177	Burning Rock Biotech, Ltd. - ADR (b)	141,876
15,025	Genetron Holdings, Ltd. - ADR (b)	135,826
24,000	New Horizon Health, Ltd. (b)	90,818
63,000	Suzhou Basecare Medical Corporation, Ltd. - H Shares (b)	78,388
		446,908
	Pharmaceutical Distribution - 1.5%
78,300	Sinopharm Group Company, Ltd. - H Shares	170,142

	Pharmaceutical Manufacturing - 2.7%
331,000	SSY Group, Ltd.	165,588
196,800	YiChang HEC ChangJiang Pharmaceutical Company, Ltd. - H Shares (b)	143,640
		309,228
	Pharmaceuticals - 21.3%
255,500	Grand Pharmaceutical Group, Ltd.	209,425
400,500	China Resources Pharmaceutical Group, Ltd.	174,156
222,880	CSPC Pharmaceutical Group, Ltd.	231,004
157,000	Essex Bio-technology, Ltd.	110,966
105,000	China Medical System Holdings, Ltd.	172,938
79,000	Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd. - H Shares	192,538
83,500	Hansoh Pharmaceutical Group Company, Ltd.	170,516
53,770	Livzon Pharmaceutical Group, Inc. - H Shares	175,880
395,000	Luye Pharma Group, Ltd. (b)	181,392
31,000	Shanghai Fosun Pharmaceutical Group Company, Ltd. - H Shares	160,451
371,000	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd. - H Shares	194,165
104,100	Shanghai Pharmaceuticals Holding Company, Ltd. - H Shares	189,883
613,000	Sihuan Pharmaceutical Holdings Group, Ltd.	119,520
186,000	Simcere Pharmaceutical Group, Ltd.	221,887
		2,504,721
	TOTAL COMMON STOCKS (Cost $13,222,255)	11,734,070

	SHORT-TERM INVESTMENTS - 0.1%
16,913	First American Government Obligations Fund - Class X - 0.03% (c)	16,913
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,913)	16,913
	TOTAL INVESTMENTS (Cost $13,239,168) - 100.1%	11,750,983
	Liabilities in Excess of Other Assets - (0.1)%	(7,815)
	NET ASSETS - 100.0%	$11,743,168

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)
To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of November 30, 2021.

Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Loncar China BioPharma ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$11,734,070	$-	$-	$11,734,070
Short-Term Investments	16,913	-	-	16,913
Total Investments in Securities	$11,750,983	$-	$-	$11,750,983
^See Schedule of Investments for breakout of investments by industry group classification.

For the period ended November 30, 2021, the Fund did not recognize any transfers to or from Level 3.